Note 9 - Stock Options and Warrants: Schedule of Issued and Outstanding Stock Options (Details) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2009	Jan. 01, 2006
Common Stock, Shares Outstanding	245,213,750	182,062,173	178,062,173	50,000	150,000
Stock Options
Common Stock, Shares Outstanding				50,000	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 1.00	$ 1.00